Related Party Transactions	12 Months Ended
Sep. 30, 2016
Amounts Due from Related Companies/ Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 16. RELATED PARTY TRANSACTIONS

1.       Office Rental

For the year ended September 30, 2009, Kingtone Information, the VIE leased its self-owned office space at 3/F, Area A, Block A, No. 18 South Taibai Road, Xi’an 710065, People’s Republic of China with Shaanxi TechTeam Jinong Humic Acid Product Co., Ltd. (“Jinong”), a wholly-owned subsidiary of China Green Agriculture, Inc. (“CGA”) starting from July 1, 2010 Our Chairman Tao Li is also Chairman and President of CGA. The monthly rent was US$3,867 (RMB24,480) for a two-year term starting from July 1, 2012 to June 30, 2014. From July 1, 20124 to June 29, 2016, the monthly rent was US$3,977 (RMB24,480). On June 29, 20142016, the lease was renewed with Jinong for a monthly rent of US$3,977 (RMB24,480) with the same monthly rent in the prior term for another two-year term from July 1, 2016

	For the years ended September 30,
	2016	2015	2014
	US$(’000)	US$(’000)	US$(’000)
Total rental income	$44,972	$44,852	$47,820

The Company’s Beijing office is located in two Suites (2208 and 2209) at Building 16, An Hui Dong Li, Chaoyang District, Beijing. It covers a combined gross floor space of 184.8 square meters. Tao Li owns this space and allows the Company to use it for no consideration for an unspecified term.

2.       Short-Term Loans

The short-term loans between the Company and its related parties are disclosed under Note 6 to the consolidated financial statements herein.